Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 18, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Summary of Significant Accounting Policies (Textual)
Working capital			$ 3,900,000
Cash			400,000
Gross proceed from ordinary shares			$ 10,341,025
Foreign currency translations, description			The average translation rate applied to the consolidated statements of discontinued operations and comprehensive loss and cash flows for the six months ended December 31, 2019 was RMB 7.03 to US$1.00.
Par value per share			$ 0.001		$ 0.001
Contractual and business arrangements, description			● On February 1, 2021, the Company entered into certain copyright purchase agreement (the “Agreement”), pursuant to which the Company agreed to acquire certain copyrights listed in the Agreement for a consideration of $3,100,000. The Company agreed to pay $1,550,000 cash payment to the transferor, and issue the Company’s restrictive ordinary shares, at $0.85 per share for a total of 1,814,818 shares to the transferor. As date of this report, the Company made cash payments of $1,550,000 to the third party. ● On February 15, 2021, the Company entered into certain software development agreement (the “Agreement”), pursuant to which the Company agreed to hire certain third party to develop augmented reality functions of the Color World APP for a total consideration of $76,500,000. The development should be completed in 16 months, and the Company agreed to pay $26,000,000 cash payment to the third party after signing the Agreement, to pay $30,000,000 after both parties agree on the design blueprints, to pay $20,000,000 after the third party completes the design and testing, and to pay the remaining $500,000 after the Company receives all the source codes. As date of this report, the Company made cash payments of $26,000,000 to the third party.
Description of Intangible assets, net			The Company has obtained copyrights to use the online education academy courses for 3 years to unlimited years. The Company amortizes the copyrights with limited useful life over their useful life using the straight-line method and amortizes the copyrights with unlimited useful life over 5 years, which the copyrights is expected to contribute to the revenue of the Company’s online education academy App.
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Residual value percentage			0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Residual value percentage			5.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Sale of ordinary shares		$ 8,330,000
Offering price	$ 1.30
Gross proceed from ordinary shares	$ 26,000,000	$ 4,600,000
Conversion of warrant		8,330,000
Conversion of warrant exercise price		$ 0.55
Aggregate of ordinary shares issued	20,000,000
Par value per share	$ 0.001
Initial exercise price	$ 1.34